Revenue from Contracts with Customers - Schedule of Disaggregation of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 123,820
ViraxClear and ViraxCare Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		104,820
Consulting Revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 19,000